Schedule of right-of-use of assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-use Assets
As the beginning of the year
Additions	109,120
Amortization	(21,598)
Effect of changes in exchange rate	(532)
Carrying amount as at year end	86,990
Office premises	$ 86,990